ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Estimates And Judgments
Schedule for intangible assets with an indefinite useful life assigned to CGU

The book value of the surplus value assigned to each CGU as of December 31, 2018 amounts to ThUS$ 1,845,136 and ThUS$ 448,936 (ThUS$ $ 2,146,692 and ThUS$ 525,858 as of December 31, 2017), which include the following intangible assets with an indefinite useful life:

	Air Transport CGU		Coalition and loyalty Program Multiplus CGU
	As of	As of	As of	As of
	December 31	December 31,	December 31	December 31,
	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Airport Slots	828,969	964,513	-	-
Loyalty program	-	-	274,420	321,440

Schedule of consumer price index

For hyperinflation application on balances as of December 31, 2017, depending on the age of the non-monetary assets and liabilities, the index used were the following:

Year	2004	2005	2014	2015	2016	2017
Index	240.23	266.3	841.66	986.04	1,327.09	1,656.15

For the hyperinflation adjustment of the 2018 items, the following index were used:

Month	Jan-18	Feb-18	Mar-18	Apr-18	May-18	Jun-18	Jul-18	Aug-18	Sep-18	Oct-18	Nov-18
Index	1,685.25	1,726.02	1,766.42	1,814.81	1,852.47	1,921.69	1,981.30	2,058.36	2,192.86	2,311.09	2,383.96

Schedule of consolidated effects of IAS 29 adjustment

The consolidated effects of IAS 29 adjustment on the balances as of January 1, 2018 were as follows:

ThUS$
Assets	5,129
Liabilities	377
Retained earings	4,752

The effect of inflation on the Company’s net monetary position in the consolidated income statements for the year ended December 31, 2018 were as follows:

ThUS$
Assets	1,379
Liabilities	(2,005)
Loss	(626)